[PICTURE OF MONEY]

                                     MENTOR
                              CASH RESOURCE TRUST
                                 ANNUAL REPORT
                                 JULY 31, 1998

TO OUR SHAREHOLDERS:

        On behalf of Mentor Investment Advisors and our associates, we would like to take this opportunity to thank you for your investment in Cash Resource Trust (CRT). This Annual Report reaffirms our commitment to our shareholders and details the financial performance of CRT for the period ended July 31, 1998.(1)

        Founded in 1970, Mentor Investment Group is an investment advisory firm with more than $13 billion under management. We pride ourselves on a strong heritage of providing quality service and a variety of investment choices that help meet our shareholders' financial objectives.

        CRT is a part of the diversified family of funds offered by Mentor Investment Group, LLC,(2) and its successful performance is attributable to a proven investment formula used extensively by our investment managers. This formula includes:

        Focus--in most money management companies, each investment manager has multiple responsibilities. At Mentor, our investment managers are singularly focused on enhancing the value of their portfolios. This means that you can be assured of a consistent, proven approach to developing a winning financial strategy.

        Opportunities--by offering five separate investment styles in CRT-- Money Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Fund, and New York Tax-Exempt Money Market Fund--Mentor gives investors the tools for long-term success through diversification and accommodation of changing investment needs.

CASH RESOURCE TRUST (CRT) AT A GLANCE:

CRT MONEY MARKET FUNDS (FUNDS) ARE INVESTED TO SEEK AS HIGH A RATE OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. THE FUNDS ARE MANAGED ACCORDING TO A CONSERVATIVE POLICY THAT PLACES EMPHASIS ON CREDIT RESEARCH. THE FUNDS' INVESTMENT MANAGERS CAREFULLY REVIEW EACH INVESTMENT AND WILL NOT SACRIFICE QUALITY TO ATTAIN A HIGHER YIELD. WHILE THE INVESTMENT MANAGERS SEEK TO INVEST THE FUNDS IN ACCORDANCE WITH THIS PROCESS, THERE IS NO GUARANTEE THAT IT WILL RESULT IN INVESTMENT SUCCESS. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

(1) For more information and prospectuses for Cash Resource Trust, please call us at (800) 382-0016, or contact your consultant. A prospectus contains complete information about fees, sales charges, and expenses. Please read it carefully before investing or sending money.

(2) Mentor Investment Advisors, LLC is a wholly-owned subsidiary of Mentor Investment Group, LLC.

        Service--to help serve our shareholders, Mentor has a fully dedicated Investor Relations Center. Our Investor Relations Coordinators are professionally trained and licensed to service clients' needs.

        Technology--being at the forefront of the most advanced technology and using the latest analytical tools, our investment managers have the ability to survey the financial markets and make informed decisions about where the best place is to invest.

        We at Mentor are honored to be a partner in the management of your money market funds. Mentor Investment Group provides diversified investment styles and services to over one million shareholders, individuals, corporations, endowments, foundations, public funds, and municipalities.
To learn more about Mentor, please contact your consultant or us at
(800) 382-0016.

        We look forward to making the Mentor formula work for you and to a mutually beneficial relationship.

        Sincerely,

        Mentor Investment Advisors, LLC

MANAGERS' OVERVIEW:

        The five portfolios of Cash Resource Trust (CRT), managed by Mentor Investment Group, are invested in accordance with conservative standards which place primary emphasis on liquidity and safety of principal.

        o CRT Money Market Fund is a diversified portfolio of fixed-income securities, including commercial paper, bank obligations, and other short-term investments.

        o CRT U.S. Government Money Market Fund is invested exclusively in securities issued and guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, and related repurchase agreements.

        o CRT Tax-Exempt Money Market Fund is structured to emphasize income exempt from federal income tax.

        o CRT California Tax-Exempt Money Market Fund is structured to emphasize income exempt from both federal and California State income tax.

        o CRT New York Tax-Exempt Money Market Fund is structured to emphasize income exempt from both federal and New York State income tax.

        The year ended July 31, 1998, witnessed remarkable economic and financial stability in the U.S. The economy remained in a growth pattern that was just strong enough to keep us moving ahead, yet not so strong as to raise the risk of inflation. Consequently, despite record levels of employment and capacity utilization, the Federal Reserve maintained rates at levels which have persisted since February 1997.

        But around the world, seeds of future turmoil were being sown and as we enter the new fiscal year, those seeds seem ready to bear a bitter fruit. It began in Hong Kong in December, when currency problems gave rise to an economic crisis which quickly spread throughout the region. Amid tumbling stock markets and near-defaults on debt, Asian economies appeared to be slowing, raising immediate concerns that weakened demand for U.S. products in those countries would harm U.S. production and slow U.S. growth.

        The initial impact was slight, most notably a decline in interest rates as it became increasingly unlikely that the Fed would have to raise rates. Indeed, Fed Chairman Greenspan himself stated that the Fed would remain "on hold" until the situation clarified. But gradually the impact became more noticeable, as the trade deficit widened and companies involved in the Asian trade reported softness. In effect, the Asian crisis did the Fed's job for them, taking steam out of the economy at a time when an increase in rates might otherwise have been necessary.

        By mid-summer, the Asian situation continued to worsen and concerns were mounting regarding other world economies such as Russia, Europe and Latin America. Concrete evidence also began to surface of a slowing U.S. growth rate. Russia defaulted on its international debt amid growing economic and political instability. Most major stock markets suffered severe losses and currencies vacillated. Interest rates in the U.S. declined as our fixed-income markets were inundated by investment funds from abroad seeking safety. As of this writing, the world seems in a state of financial turmoil with no one sure of what the ultimate result will be.

        Mentor eliminated its exposure to Japanese issuers a full two years ago, and has restricted its use of other U.S. dollar-denominated foreign obligations to a few select, high-quality issuers in such countries as Canada, Great Britain, Germany and Switzerland. Also, as early as
February of this year, we recognized that the events developing around the world were likely to prevent the Federal Reserve from raising rates and could eventually require the Fed to lower rates. Accordingly, we extended our portfolios to an average maturity of 55-60 days, the outer limit of our normal range of 30-60 days, and have maintained that position through the balance of the fiscal year. Through this time of turmoil, we pledge continued emphasis on safety and liquidity through high credit standards and conservative investment policies.

The Cash Management Team
September 1998

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1998
(IN THOUSANDS)


                                                           Principal        Value
                                                             Amount        (Note 2)
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.88%
  Asset-Backed Securities Investment Trust
   Series 1997, 5.66%, 10/15/98 (b) (a)                     $50,000     $   50,000
  Triangle Funding Ltd., 5.66%, 11/15/98 (b) (a) (d)         60,000         60,000
----------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES                                              110,000
----------------------------------------------------------------------------------
BANK NOTES - 13.96%
  Abbey National, North America, 5.88%, 12/22/98             24,000         24,028
  Banc One Milwaukee, North America, 5.55%, 1/29/99          50,000         49,988
  Banc One Wisconsin, North America, 5.55%, 2/26/99          29,000         28,979
  Banc One Wisconsin, North America, 5.74%, 5/11/99          50,000         49,970
  Bank of America, 5.55%, 8/21/98                            50,000         50,000
  Bank of New York, 5.66%, 6/17/99                           30,000         29,982
  FCC National Bank, 5.74%, 5/07/99                          50,000         49,978
  First Tennessee Bank, North America, 5.65%, 7/09/99        50,000         49,978
  Greenwood Trust Company, 5.56%, 8/25/98                    50,000         50,000
  Greenwood Trust Company, 5.59%, 9/16/98                    50,000         50,000
  Harris Trust, 5.53%, 8/12/98                               50,000         50,000
  Morgan Guaranty Trust, 5.71%, 1/08/99                      50,000         49,992
----------------------------------------------------------------------------------
TOTAL BANK NOTES                                                           532,895
----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 14.77%
  Bankers Trust Company, 5.65%, 1/07/99                      50,000         49,990
  Bankers Trust Company, 5.69%, 7/27/99                      50,000         49,972
  Bank of Montreal, 5.57%, 10/16/98                          50,000         50,000
  Canadian Imperial Bank, 5.54%, 8/14/98                     50,000         50,000
  Canadian Imperial Bank, 5.70%, 4/13/99                     50,000         49,983
  Credit Suisse, 5.78%, 4/26/99                              50,000         50,000
  Deutsche Bank Finance, 5.73%, 4/15/99                      50,000         49,983
  Deutsche Bank Finance, 5.73%, 4/16/99                      40,000         39,986

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                                 Principal       Value
                                                                  Amount       (Note 2)
-----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (CONTINUED)
  Mellon Bank, 5.57%, 8/03/98                                   $100,000     $ 100,000
  Rabobank Nederland, 5.71%, 4/16/99                              49,000        48,994
  Societe Generale Inc., 5.75%, 4/15/99                           25,000        24,992
--------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                  563,900
--------------------------------------------------------------------------------------
COMMERCIAL PAPER - 53.49%
AGRICULTURE PRODUCTION - 1.57%
  Glencore Finance Ltd., 5.60%, 8/10/98                           10,000         9,986
  Glencore Finance Ltd., 5.54%, 8/14/98                           50,000        49,900
--------------------------------------------------------------------------------------
Total Agriculture Production                                                    59,886
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 19.75%
  Alpine Securitization Corporation, 5.55%, 9/08/98 (a) (d)        7,030         6,989
  Alpine Securitization Corporation, 5.54%, 9/10/98 (a) (d)       50,000        49,692
  Centric Capital Corporation, 5.55%, 8/18/98 (a)                 50,000        49,869
  Corporate Receivables Corporation, 5.54%, 8/26/98               50,000        49,807
  CXC Inc., 5.54%, 8/11/98 (a)                                    50,000        49,923
  Delaware Funding Corporation, 5.54%, 8/17/98 (a)                50,000        49,877
  Greenwich Funding Corporation, 5.55%, 8/17/98 (a) (d)           50,000        49,877
  Greenwich Funding Corporation, 5.52%, 8/31/98 (a) (d)           50,000        49,770
  International Securitization Corporation, 5.55%, 8/13/98        75,000        74,861
  Mont Blanc Capital Corporation, 5.57%, 8/20/98 (a)              50,000        49,853
  Mont Blanc Capital Corporation, 5.58%, 8/28/98 (a)              50,000        49,791
  Monte Rosa Capital Corporation, 5.59%, 8/28/98 (a)              50,000        49,790
  Monte Rosa Capital Corporation, 5.53%, 9/10/98 (a)              75,000        74,539
  Windmill Funding Corporation, 5.55%, 8/20/98 (a)               100,000        99,707
--------------------------------------------------------------------------------------
Total Asset-Backed Securities                                                  754,345
--------------------------------------------------------------------------------------

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                             Principal       Value
                                                              Amount       (Note 2)
-------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
COMMERCIAL BANKS - 9.76%
  Bankers Trust Company, 5.40%, 10/02/98                    $23,500      $  23,281
  Dresdner Bank, 5.51%, 8/04/98                              50,000         49,977
  Dresdner U.S. Finance, Inc., 5.55%, 8/07/98                50,000         49,954
  JP Morgan, 5.51%, 8/19/98                                  50,000         49,862
  Rabobank Nederland, 5.54%, 8/14/98                         50,000         49,900
  Svenska Handelsbanken, 5.53%, 8/12/98                      50,000         49,916
  Svenska Handelsbanken, 5.51%, 8/26/98                      50,000         49,809
  UBS Finance Inc., 5.51%, 8/04/98                           50,000         49,977
----------------------------------------------------------------------------------
Total Commercial Banks                                                     372,676
----------------------------------------------------------------------------------
COMPUTER AND OFFICE EQUIPMENT - 1.31%
  IBM Credit Corporation, 5.58%, 8/10/98                     50,000         49,930
----------------------------------------------------------------------------------
ELECTRIC SERVICES - 0.24%
  Rincon Securities, Inc., 5.53%, 8/21/98                     9,000          8,972
----------------------------------------------------------------------------------
MOTOR VEHICLES AND CAR BODIES - 5.22%
  Ford Motor Credit Company, 5.52%, 8/20/98                  50,000         49,854
  Ford Motor Credit Company, 5.52%, 8/21/98                 100,000         99,693
  General Motors Acceptance Corporation, 5.53%, 8/19/98      50,000         49,862
----------------------------------------------------------------------------------
Total Motor Vehicles and Car Bodies                                        199,409
----------------------------------------------------------------------------------
RENTAL AND LEASING - 3.91%
  General Electric Capital Corporation, 5.50%, 9/02/98       50,000         49,755
  General Electric Capital Corporation, 5.60%, 9/04/98       50,000         49,735
  General Electric Capital Corporation, 5.52%, 9/11/98       50,000         49,686
----------------------------------------------------------------------------------
Total Rental and Leasing                                                   149,176
----------------------------------------------------------------------------------

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                              Principal       Value
                                                               Amount       (Note 2)
--------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SECURITY BROKERS & DEALERS - 11.73%
  Bear Stearns Companies, Inc., 5.54%, 8/27/98               $100,000     $  99,600
  Goldman Sachs Group, 5.69%, 7/13/99 (b)                     100,000       100,000
  Merrill Lynch, 5.53%, 9/18/98                               100,000        99,262
  Merrill Lynch, 5.52%, 9/23/98                                50,000        49,594
  Salomon Smith Barney, 5.54%, 8/07/98                         50,000        49,954
  Salomon Smith Barney, 5.52%, 10/23/98                        50,000        49,364
-----------------------------------------------------------------------------------
Total Security Brokers & Dealers                                            447,774
-----------------------------------------------------------------------------------
TOTAL COMMERICAL PAPER                                                    2,042,168
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.01%
  Federal National Mortgage Association,
   5.55%, 11/09/98 (b)                                        100,000        99,992
  Student Loan Marketing Association, 5.24%, 8/20/98 (b)       10,000        10,000
  Student Loan Marketing Association, 5.25%, 2/22/99 (b)        5,000         5,000
-----------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                              114,992
-----------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 2.06%
  Allegheny County Industrial Development,
   5.90%, 7/01/27 (b)                                           6,000         6,000
  Barton Health Care, 5.70%, 2/15/25 (b)                        4,455         4,455
  Carolina Medi-Plan, Inc., 5.64%, 6/01/22 (b)                 43,000        43,000
  Evans Street Properties, 5.64%, 1/01/08 (b)                   3,700         3,700
  Massachusetts Nursing Home Tax Adjustable DMD
   Health Care, 5.70%, 11/15/13 (b)                             6,350         6,350
  Mississippi Business Financial Corporation,
   5.75%, 1/01/23 (b)                                           5,000         5,000
  Walker & Associates, 5.64%, 7/01/11 (b)                      10,000        10,000
-----------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                             78,505
-----------------------------------------------------------------------------------

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                            Principal       Value
                                                             Amount        (Note 2)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.59%
  Goldman, Sachs & Company
   Dated 7/31/98, 5.68%, due 8/03/98, collateralized by various U.S. Government
   Agency Securities with total original face value of $238,456, 5.50%-8.00%,
   10/01/01- 7/01/28; market value $220,215                $215,897     $  215,897
  Dean Witter
   Dated 7/31/98, 5.68%, due 8/03/98, collateralized by various U.S. Government
   Agency Securities with total original face value of $249,045, 5.63%-9.25%,
   8/03/98-9/15/34; market value $156,051                   150,000        150,000
----------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                365,897
----------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $3,808,357) (C)-99.76%                           3,808,357
----------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.24%                                        9,348
----------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                    $3,817,705
----------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1998
(IN THOUSANDS)


                                                            Principal        Value
                                                              Amount       (Note 2)
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 59.30%
  Federal Farm Credit Bank, 5.70%, 11/03/98                $30,000       $  30,015
  Federal Home Loan Bank
   5.40%-5.70%, 9/10/98-7/15/99                            307,425         307,349
   5.44%-5.52%, 10/20/98-3/25/99 (b)                       170,000         169,972
  Federal Home Loan Mortgage Corporation
   5.42%-5.60%, 8/07/98-4/21/99                            275,000         274,124
   5.46%, 1/26/99 (b)                                       85,000          84,971
  Federal National Mortgage Association
   5.33%-5.63%, 8/14/98-5/06/99                            704,340         702,646
   5.44%-5.55%, 11/09/98-5/28/99 (b)                       246,500         246,421
  Student Loan Marketing Association
   5.79%, 9/16/98                                           20,000          19,998
   5.26%, 1/13/99-2/08/99 (b)                               40,000          40,000
----------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                           1,875,496
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 40.33%
  Dean Witter
   Dated 7/31/98, 5.68%, due 8/03/98, collateralized by
   various U.S. Government Agency Securities with total
   original face value of $252,336, 5.42%-8.95%,
   8/12/98-8/01/37; market value $156,035                  150,000         150,000

  Goldman, Sachs & Company
   Dated 7/31/98, 5.68%, due 8/03/98, collateralized by
   various U.S. Government Agency Securities with total
   original face value of $666,997, 5.50%-10.50%,
   12/01/99-8/01/28; market value $474,549                 465,244         465,244

CASH RESOURCE TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                             Principal       Value
                                                              Amount        (Note 2)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
  J.P. Morgan & Company, Inc.
   Dated 7/31/98, 5.68%, due 8/03/98, collateralized by various U.S. Government
   Agency Securities with total original face value of $242,756, 6.00%-10.00%,
   3/01/13-7/01/28; market value $234,600                   $230,000     $  230,000
  J.P. Morgan & Company, Inc. (d)
   Dated 7/16/98, 5.56%, due 10/19/98, collateralized by various U.S. Government
   Agency Securities with total original face value of $677,175, 8.50%, 5/15/16-
   02/15/28; market value $277,482                           272,000        272,000
  Merrill Lynch (d)
   Dated 7/13/98, 5.54%, due 10/13/98, collateralized by various U.S. Government
   Agency Securities with total original face value of $302,745, 6.00%-8.00%,
   4/01/13- 07/01/28; market value $161,165                  158,000        158,000
-----------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               1,275,244
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $3,150,740) (C)-99.63%                            3,150,740
-----------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.37%                                        11,637
-----------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                     $3,162,377
-----------------------------------------------------------------------------------


SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1998
(IN THOUSANDS)


                                                               Principal       Value
                                                                 Value        (Note 2)
---------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (B) - 51.28%
ALABAMA - 2.25%
  Montgomery Baptist Medical Center (VHA Alabama, Inc.)
   Series B, 3.55%, 12/01/30                                    $ 5,400     $  5,400
  Stevenson IDRB 3.75%, 6/01/32                                   3,300        3,300
  University of Alabama Board of Trustees Hospital Revenue
   Series A, 3.50%, 10/01/07                                      9,600        9,600
------------------------------------------------------------------------------------
                                                                              18,300
------------------------------------------------------------------------------------
CALIFORNIA - 0.86%
  Anaheim C.O.P., Series 1993, 2.90%, 8/01/19                     3,000        3,000
  Chula Vista IDRB (San Diego Gas & Electric),
   3.95%, 12/01/21                                                4,000        4,000
------------------------------------------------------------------------------------
                                                                               7,000
------------------------------------------------------------------------------------
COLORADO - 0.67%
  Denver City and County MFHB (Seasons Apartments
   Project), 3.50%, 10/01/06                                      5,500        5,500
------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.97%
  District of Columbia Health Facility (Army Distaff
   Foundation), 3.55%, 2/01/21                                    7,875        7,875
------------------------------------------------------------------------------------
GEORGIA - 1.61%
  Burke County PCRB (Oglethorpe Power Corporation)
   Series A, 3.40%, 1/01/16- 1/01/19                              8,100        8,100
  Summerville Development Authority (Image Industries),
   3.65%, 9/01/17                                                 5,000        5,000
------------------------------------------------------------------------------------
                                                                              13,100
------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                                  Principal      Value
                                                                    Value      (Note 2)
----------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (B) (CONTINUED)
IDAHO - 0.77%
  Nez Perce County PCRB (Potlatch) Series 1984,
   3.50%, 12/01/14                                               $6,300       $ 6,300
-------------------------------------------------------------------------------------
ILLINOIS - 4.51%
  Chicago (O'Hare International Airport) Series 1988 B,
   3.60%, 1/01/18                                                 7,600         7,600
  Chicago (O'Hare International Airport) Series 1994 B,
   3.65%, 1/01/18                                                 2,000         2,000
  Illinois DFA (Grayhill, Inc. Project) IDRB, 3.70%, 2/01/05      2,450         2,450
  Illinois DFA (Flinn Scientific Project) 3.70%, 10/01/15         4,395         4,395
  Illinois Student Assistance Loan Revenue Bond Series A,
   3.55%, 3/01/06                                                14,700        14,700
  Village of Gurnee Series 1998, 3.70%, 3/01/18                   5,600         5,600
-------------------------------------------------------------------------------------
                                                                               36,745
-------------------------------------------------------------------------------------
INDIANA - 2.29%
  Fort Wayne Hospital Authority (Parkview Memorial
   Hospital) Series B, 3.50%, 1/01/16                             8,750         8,750
  Indiana Health Facility Finance Authority (Deaconess
   Hospital), 3.50%, 1/01/22                                      9,900         9,900
-------------------------------------------------------------------------------------
                                                                               18,650
-------------------------------------------------------------------------------------
IOWA - 0.61%
  Iowa Student Loan Revenue Bond Series B,
   3.50%, 12/01/13                                                5,000         5,000
-------------------------------------------------------------------------------------
KENTUCKY - 0.31%
  Kentucky Higher Education Student Loan Series 1996 A,
   3.55%, 6/01/26                                                 2,500         2,500
-------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                                Principal      Value
                                                                  Value      (Note 2)
--------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (B) (CONTINUED)
LOUISIANA - 4.00%
  Desoto Parish PCRB (Central Louisiana Electric) Series B,
   3.50%, 7/01/18                                              $7,900       $ 7,900
  Louisiana PFA Hospital Revenue (Willis-Knighton Medical
   Project), 3.70%, 9/01/23                                    13,200        13,200
  St. James Parish PCRB (Occidental Petroleum),
   3.55%, 10/01/18                                             11,500        11,500
-----------------------------------------------------------------------------------
                                                                             32,600
-----------------------------------------------------------------------------------
MARYLAND - 5.16%
  Community Development & Administration (Avalon Lea
   Apartments Project), 3.45%, 6/15/26                          4,335         4,335
  Community Development & Administration (Avalon
   Ridge) Series 1997, 3.45%, 6/15/26                          11,815        11,815
  Maryland State Health & Higher Education, (Helix Health
   Hospital) Series A, 3.50%, 7/01/26                           7,900         7,900
  Maryland State Health & Higher Education, Pooled Loan
   Program Series B, 3.55%, 4/01/35                             8,000         8,000
  Maryland State Health & Higher Education, (Catholic
   Health Initiatives) 3.55%, 12/01/15                         10,000        10,000
-----------------------------------------------------------------------------------
                                                                             42,050
-----------------------------------------------------------------------------------
MICHIGAN - 1.66%
  Michigan State Strategic Fund, 3.60%, 11/01/27               13,500        13,500
-----------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                              Principal      Value
                                                                Value      (Note 2)
------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (B) (CONTINUED)
NEW HAMPSHIRE - 1.56%
  New Hampshire Health and Higher Education (VHA
   New England) Series B, D, & G, 3.60%, 12/01/25            $12,725      $12,725
---------------------------------------------------------------------------------
NEW MEXICO - 0.25%
  Albuquerque Gross Receipts Lodgers Tax Series A,
   3.50%, 7/01/22                                              2,050        2,050
---------------------------------------------------------------------------------
NEW YORK - 0.10%
  New York State Housing Finance Agency (Normandie
   C&I Project), 3.45%, 5/15/15                                  300          300
  Onondaga County IDRB (Southern Container), Series B,
   3.50%, 12/01/07                                               515          515
---------------------------------------------------------------------------------
                                                                              815
---------------------------------------------------------------------------------
NORTH CAROLINA - 5.61%
  Durham Water & Sewer Utility System Revenue,
   3.55%, 12/01/15                                             4,800        4,800
  North Carolina Education Facilities (Duke University
   Program) Series A, 3.45%, 12/01/17                          3,000        3,000
  North Carolina Education Facilities (Bowman Grey School
   Medical), 3.50%, 9/01/20                                    4,200        4,200
  North Carolina Medical Care Community Hospital Baptist
   Hospitals, Series B, 3.55%, 6/01/22                        32,200       32,200
  North Carolina Medical Care Community Hospital Duke
   University Hospital, Series A, 3.45%, 6/01/23               1,500        1,500
---------------------------------------------------------------------------------
                                                                           45,700
---------------------------------------------------------------------------------


CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                               Principal      Value
                                                                 Value      (Note 2)
-------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (B) (CONTINUED)
OHIO - 2.16%
  Cuyahoga County Hospital (University of Cleveland
   Hospital), 3.55%, 1/01/24                                  $11,600      $11,600
  Ohio State Air Quality Authority (JMG Funding Limited
   Partnership) Series A, 3.60%, 4/01/28                        6,000        6,000
----------------------------------------------------------------------------------
                                                                            17,600
----------------------------------------------------------------------------------
SOUTH CAROLINA - 2.57%
  Piedmont Municipal Power Agency Electric Revenue
   Series C, 3.50%, 1/01/22                                     4,000        4,000
  South Carolina Jobs (Presbyterian Home of South Carolina
   Foothills) Series 1996, 3.55%, 12/01/21                      9,250        9,250
  South Carolina Jobs EDA Hospital Revenue (Tuomay
   Regional Medical Center) Series B, 3.55%, 11/01/25           7,700        7,700
----------------------------------------------------------------------------------
                                                                            20,950
----------------------------------------------------------------------------------
TENNESSEE - 1.40%
  Metropolitan Government of Nashville and Davidson
   County Health and Education Facility (D. Lipscomb
   University), 3.55%, 5/01/20                                  4,615        4,615
  State of Tennessee GO BANS Series 1997 A,
   3.40%, 7/02/11                                               6,800        6,800
----------------------------------------------------------------------------------
                                                                            11,415
----------------------------------------------------------------------------------
TEXAS - 4.48%
  Calhoun County IDRB (Formosa Plastics Corporation
   Project), 3.55%, 11/01/15                                   28,500       28,500


CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                                 Principal     Value
                                                                   Value      (Note 2)
--------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (B) (CONTINUED)
TEXAS (CONTINUED)
  Harris County Health Facility 3.75%, 2/15/27                    $3,000     $3,000
  Red River Authority Texas PCRB (Southwestern Public
   Service), 3.60%, 7/01/16                                        5,000      5,000
-----------------------------------------------------------------------------------
                                                                             36,500
-----------------------------------------------------------------------------------
VIRGINIA - 4.74%
  Arlington County (Ballston Public Parking),
   3.60%, 8/01/17                                                  3,300      3,300
  Botetourt County IDRB (Emkay Holdings LLC Project),
   3.65%, 10/01/05                                                 2,700      2,700
  Capital Regional Airport Commission (Richmond
   International Airport Project) Series 1995 C,
   3.55%, 7/01/23                                                  4,000      4,000
  Fairfax County EDA (Kinder Care Learning Centers),
   3.70%, 10/01/99                                                 4,875      4,875
  Hampton Roads Regional Jail Authority Regional Jail
   Facility Series 1996 B, 3.50%, 7/01/16                          6,500      6,500
  Hanover County IDRB (Carter Machinery),
   3.55%, 11/01/98                                                   500        500
  Louisa County IDRB Pooled Financing Virginia Municipal
   Bond Fund, 3.55%, 1/01/20                                       1,100      1,100
  Lynchburg IDA (VHA Mid-Atlantic) Series G,
   3.60%, 12/01/25                                                   500        500
  Newport News MFHB (Newport-Oxford Project),
   3.60%, 11/01/06                                                 9,700      9,700
  Spotsylvania City IDA Residential Care Facilities
   (Chancellor Village Project), 3.55%, 10/01/20                   4,684      4,684
  Tazewell County IDRB (Coal Fillers, Inc.), 3.75%, 1/01/03          800        800
-----------------------------------------------------------------------------------
                                                                             38,659
-----------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                                Principal      Value
                                                                  Value      (Note 2)
--------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (B) (CONTINUED)
WASHINGTON - 0.67%
  Port of Seattle Washington Sub-Lien Revenue Bonds Series
   1997, 3.60%, 9/01/22                                          $5,500     $ 5,500
-----------------------------------------------------------------------------------
WEST VIRGINIA - 0.66%
  West Virginia State Hospital (VHA Mid-Atlantic) Series G,
   3.60%, 12/01/25                                                5,400       5,400
-----------------------------------------------------------------------------------
WYOMING - 1.41%
  Lincoln County PCRB, 3.65%, 8/01/09                             5,000       5,000
  Lincoln County PCRB (Exxon), Series 1987 C,
   3.70%, 7/01/17                                                 2,500       2,500
  Sweetwater County PCRB (Pacific Corporation Project)
   Series A, 3.55%, 7/01/15                                       4,000       4,000
-----------------------------------------------------------------------------------
                                                                             11,500
-----------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                            417,934
-----------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES - 45.48%
ALABAMA - 0.61%
  Montgomery Solid Waste 3.65%, 8/05/98 (e)                       5,000       5,000
-----------------------------------------------------------------------------------
ARKANSAS - 0.40%
  Arkansas State Development Finance Authority Series D,
   4.05%, 3/01/99                                                 3,225       3,225
-----------------------------------------------------------------------------------
CALIFORNIA - 0.37%
  Kern County Board of Education 4.25%, 6/30/99                   3,000       3,018
-----------------------------------------------------------------------------------


CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                             Principal      Value
                                                               Value      (Note 2)
-----------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
FLORIDA - 1.59%
  City of Jacksonville TECP Series A, 3.55%, 10/09/98       $3,000       $ 3,000
  Orange County Health Facility (Pool Hospital Loan),
   3.50%, 9/10/98                                           10,000        10,000
--------------------------------------------------------------------------------
                                                                          13,000
--------------------------------------------------------------------------------
IDAHO - 1.24%
  State of Idaho Series 1998, 4.50%, 6/30/99                10,000        10,079
--------------------------------------------------------------------------------
ILLINOIS - 3.55%
  City of Chicago GO, Equipment Notes, 3.80%,
   12/03/98 (e)                                              4,200         4,200
  City of Chicago GO, 3.55%, 2/04/99 (e)                    18,000        18,000
  Illinois HFA (Rush Presbyterian) Series 1989 A,
   3.70%, 9/11/98 (e)                                        4,600         4,600
  Illinois HFA (Alexian Brothers Medical Center), 3.60%,
   10/21/98                                                  2,100         2,100
--------------------------------------------------------------------------------
                                                                          28,900
--------------------------------------------------------------------------------
INDIANA - 1.23%
  Jasper County PCRB (Northern Indiana Public Services)
   Series D, 3.60%, 10/15/98 (e)                             5,000         5,000
  Jasper County PCRB (Northern Indiana Public Services)
   Series D, 3.65%, 11/16/98 (e)                             5,000         5,000
--------------------------------------------------------------------------------
                                                                          10,000
--------------------------------------------------------------------------------
KENTUCKY - 1.23%
  Kentucky Asset Liability TRANS Series 1998 A,
   4.50%, 6/25/99                                           10,000        10,081
--------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                                Principal      Value
                                                                  Value      (Note 2)
--------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
LOUISIANA - 1.83%
  Parish of West Baton Rouge Industrial District No. 3
   (Dow Chemical) Series 1985, 3.65%, 9/09/98 (e)              $7,000       $ 7,000
  Parish of West Baton Rouge Industrial District No. 3
   (Dow Chemical) Series 1987, 3.75%, 8/11/98 (e)               7,950         7,950
-----------------------------------------------------------------------------------
                                                                             14,950
-----------------------------------------------------------------------------------
MICHIGAN - 0.99%
  Michigan State Strategic Fund (Dow Chemical)
   Series 1987, 3.65%, 8/17/98 (e)                              8,070         8,070
-----------------------------------------------------------------------------------
MISSISSIPPI - 0.91%
  Jackson County (Chevron) Series 1994, 3.55%, 2/01/99          3,300         3,300
  Jackson County (Chevron) Series 1994, 3.55%, 8/03/98 (e)      4,100         4,100
-----------------------------------------------------------------------------------
                                                                              7,400
-----------------------------------------------------------------------------------
NEW HAMPSHIRE - 1.23%
  New Hampshire State Series 1998, 3.65%, 9/09/98              10,000        10,000
-----------------------------------------------------------------------------------
NEW YORK - 1.50%
  New York City Water Finance Authority Series 1995 B,
   3.50%, 2/16/99                                               5,000         5,000
  New York State Dorm Authority (Sloan Kettering
   Memorial), Series 1996 B, 3.60%, 8/11/98                       700           700
  Westchester County New York TRANS, 3.59%, 12/29/98            6,500         6,500
-----------------------------------------------------------------------------------
                                                                             12,200
-----------------------------------------------------------------------------------
NORTH CAROLINA - 1.23%
  North Carolina Eastern Municipal Power Agency Series B,
   3.50%, 10/22/98 (e)                                         10,000        10,000
-----------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                               Principal      Value
                                                                 Value      (Note 2)
-------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
OHIO - 1.01%
  State of Ohio Higher Education Facilities Series 1998 B,
   4.50%, 6/01/99                                             $8,200       $ 8,263
----------------------------------------------------------------------------------
OKLAHOMA - 2.61%
  Oklahoma City Industrial & Cultural Facility
   3.70%, 8/25/98 (e)                                         15,000        15,000
  Oklahoma Water Resources Board 1997 Revenue Bonds,
   3.55%, 9/01/98 (e)                                          6,300         6,300
----------------------------------------------------------------------------------
                                                                            21,300
----------------------------------------------------------------------------------
PENNSYLVANIA - 0.61%
  Pennsylvania GO TECP Series 1997 A, 3.47%, 8/17/98           5,000         5,000
----------------------------------------------------------------------------------
SOUTH CAROLINA - 2.18%
  York County PCRB (Duke Power) Series 1990,
   3.50%, 9/10/98                                              1,500         1,500
  York County PCRB (Duke Power) Series 1990,
   3.50%, 9/10/98                                              2,200         2,200
  York County PCRB (North Carolina Electric Project)
   Series 1984 N-6, 3.50%, 9/15/98 (e)                        14,045        14,045
----------------------------------------------------------------------------------
                                                                            17,745
----------------------------------------------------------------------------------
TEXAS - 11.21%
  Brazos Harbor IDB (Dow Chemical Company Project)
   Series 1987 B, 3.75%, 8/13/98 (e)                           5,000         5,000
  Austin Texas TECP Series A, 3.70%, 8/10/98                  10,000        10,000
  Austin Texas TECP Series A, 3.75%, 8/25/98                   9,600         9,600
  Houston Texas TECP Series B, 3.55%, 8/25/98                  7,000         7,000
  Houston Texas TECP Series A, 3.55%, 10/22/98                 5,500         5,500

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                               Principal     Value
                                                                 Value      (Note 2)
------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
TEXAS (CONTINUED)
  San Antonio Electric & Gas Systems TECP Series A,
   3.45%, 8/13/98                                             $10,000      $10,000
  San Antonio Electric & Gas Systems TECP Series A,
   3.45%, 8/28/98                                              10,000       10,000
  Lower Neches Valley Authority (Chevron USA Project),
   3.45%, 8/17/98 (e)                                           4,700        4,700
  Texas Public Finance Authority Series B, 3.70%, 9/11/98       5,000        5,000
  Texas TRANS Series A, 4.75%, 8/31/98                         24,545       24,566
----------------------------------------------------------------------------------
                                                                            91,366
----------------------------------------------------------------------------------
UTAH - 3.07%
  Davis County School District, 4.00%, 6/30/99                 15,000       15,050
  State of Utah GO Series 1997 A, 3.75%, 9/30/98               10,000       10,000
----------------------------------------------------------------------------------
                                                                            25,050
----------------------------------------------------------------------------------
VERMONT - 0.34%
  Vermont EDA TECP Series B, 3.70%, 9/01/98                     2,750        2,750
----------------------------------------------------------------------------------
VIRGINIA - 3.88%
  Chesterfield County IDA Series 1987 B (VEPCO),
   3.80%, 9/15/98 (e)                                           6,000        6,000
  City of Norfolk GO Series 1998, 4.25%, 7/01/99                1,715        1,725
  Richmond Redevelopment Housing Authority Series 1997
   A & B, 4.63%, 8/27/98 (e)                                    5,000        5,000
  Salem Refunding Board 3.60%, 8/01/98                            405          405

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                               Principal      Value
                                                                 Value      (Note 2)
-------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
VIRGINIA (CONTINUED)
  Virginia GO BANS Series 1997, 3.50%, 8/25/98                $10,000      $10,000
  Virginia State PSA School Series I, 4.25%, 8/01/98              500          500
  York County IDA PCRB (VEPCO) 3.60%, 8/14/98 (e)               3,000        3,000
  York County IDA PCRB (VEPCO) 3.70%, 9/10/98 (e)               5,000        5,000
----------------------------------------------------------------------------------
                                                                            31,630
----------------------------------------------------------------------------------
WEST VIRGINIA - 1.97%
  West Virginia HDF Interim Financing Notes Series 1997 B,
   3.60%, 10/01/98 (d)                                          1,495        1,495
  West Virginia HDF Interim Financing Notes Series 1997 B,
   3.65%, 10/01/98 (d)                                         13,560       13,560
  West Virginia HDF GO Notes Series 1997 A,
   3.75%, 6/18/99 (e)                                           1,000        1,000
----------------------------------------------------------------------------------
                                                                            16,055
----------------------------------------------------------------------------------
WISCONSIN - 0.25%
  Wisconsin State Operating Notes 4.50%, 6/15/99                2,000        2,016
----------------------------------------------------------------------------------
WYOMING - 0.44%
  Lincoln County Pollution Control 3.60%, 8/20/98 (e)           3,550        3,550
----------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                          370,648
----------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                  Principal      Value
                                                    Value       (Note 2)
-------------------------------------------------------------------------
OTHER - 3.14%
  AIM - TFIC Institutional, 3.37%, 8/03/98       $1,951       $  1,951
  PNC Municash, 3.58%, 8/03/98                   23,683         23,683
----------------------------------------------------------------------
                                                                25,634
----------------------------------------------------------------------
TOTAL INVESTMENTS (COST $814,216) (C)-99.90%                   814,216
----------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.10%                              841
----------------------------------------------------------------------
NET ASSETS - 100.00%                                          $815,057
----------------------------------------------------------------------


SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1998
(IN THOUSANDS)


                                                               Principal      Value
                                                                 Amount      (Note 2)
-------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B) - 41.14%
  Anaheim C.O.P. 1993 Refunding Project, 2.90%, 8/01/19         $   600     $   600
  CA HFA Revenue Bond (Adventist Health) Series A,
   2.95%, 8/01/21                                                 3,500       3,500
  CA HFA Revenue Bond (Health Facilities), Series B,
   3.45%, 7/01/09                                                 4,200       4,200
  CA PCRB (OMS Equity Stanislaus Project)
   3.25%, 12/01/17                                                1,000       1,000
  CA PCRB (Contra Costa Waste Service) Series A,
   3.05%, 12/01/10                                                1,900       1,900
  CA PCRB (Sanger Project) Series A, 3.00%, 9/01/20               3,000       3,000
  CA PCRB (Southern California Pollution Control)
   Series 1986 D 3.90%, 2/28/08                                   2,000       2,000
  CA PCRB Solid Waste Disposal (Western Waste) Series A,
   3.43%, 12/01/00                                                2,200       2,200
  Corona MFHB (Country Hills Project) Series B,
   3.10%, 2/01/20                                                 3,000       3,000
  Fremont MFHB (Creekside Village Apartments) Series D,
   2.95%, 9/01/07                                                 4,700       4,700
  Irvine Public Facilities Capital Improvement,
   3.00%, 11/01/10                                                3,300       3,300
  Los Angeles County Pension Obligation Series C,
   2.90%, 6/30/07                                                 3,900       3,900
  Puerto Rico Highway, 3.15%, 7/01/28                             1,800       1,800
  Redlands C.O.P. (Sewer Facilities), 2.95%, 9/01/17              1,080       1,080
  San Francisco City & County MFHB (Rincon Center
   Project) Series B, 3.10%, 12/01/06                               990         990
  Southern California Public Power Authority Power Project
   Revenue Bonds 1996 Series C, 2.90%, 7/01/17                    2,200       2,200
-----------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                             39,370
-----------------------------------------------------------------------------------

CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                               Principal     Value
                                                                Amount      (Note 2)
------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES - 43.95%
  CA PCRB (Pacific Gas & Electric)
   Series 1996 D, 3.60%, 9/08/98 (e)                          $6,500       $ 6,500
  CA PCRB (Pacific Gas & Electric)
   Series 1996 Series E, 3.40%, 10/09/98 (e)                   2,000         2,000
  CA PCRB (Pacific Gas & Electric)
   Series 1996 D, 3.30%, 10/13/98 (e)                          3,000         3,000
  City of San Diego IDRB (San Diego Gas & Electric) Series
   1995 A, 3.35%, 10/13/98 (e)                                 2,000         2,000
  Kern County Board of Education 4.25%, 6/30/99                4,000         4,024
  Los Angeles County Metropolitan, 3.35%, 8/14/98              2,000         2,000
  Los Angeles County Metropolitan Transportation
   Authority TECP, 3.30%, 9/04/98                              2,000         2,000
  Los Angeles City Department of Water & Power TECP,
   3.60%, 8/11/98                                              1,100         1,100
  Los Angeles City TRANS, 4.00%, 6/30/99                       4,000         4,016
  Los Angeles USD TRANS Series A, 4.50%, 7/01/99               2,000         2,017
  Sacramento City Financing Authority BANS Series A,
   3.55%, 12/15/98                                             3,500         3,500
  Sacramento Municipal Utilities TECP, 3.35%, 9/09/98          3,000         3,000
  San Diego Unified Port Series B, 3.40%, 10/21/98             4,000         4,000
  State of California, 3.40%, 9/01/98                          2,900         2,900
----------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                           42,057
----------------------------------------------------------------------------------
OTHER - 14.65%
  California Money Fund, 3.14%, 08/03/98                      14,023        14,023
----------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $95,450) (C)-99.74%                                 95,450
----------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.26%                                          248
----------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                       $95,698
----------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1998
(IN THOUSANDS)


                                                              Principal      Value
                                                                Amount      (Note 2)
------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B) - 33.16%
  NY City GO Bonds 1995 Series B-7, 3.70%, 8/15/18              $  200     $   200
  NY City Health & Hospital (Health Systems) Series A,
   3.60%, 2/15/26                                                  400         400
  NY City Housing Development MFHB (Columbus
   Apartments) Series A, 3.45%, 3/15/25                            300         300
  NY City Housing Development (East 17th Street Property)
   Series 1993 A, 3.70%, 1/01/23                                   400         400
  NY City Housing Development (Tribeca Towers)
   Columbus Gardens 1993 A, 3.35%, 2/01/07                         200         200
  NY City Cultural Resource Revenue, 3.60%, 12/01/10               200         200
  NY State Dorm Authority Metropolitan Museum Series A,
   3.40%, 7/01/15                                                  290         290
  NY State Energy R & D Authority PCRB Series B,
   3.70%, 12/01/25                                                 300         300
  NY State Energy R & D Electric Facility Series B,
   3.45%, 11/01/23                                                 400         400
  NY State (LGAC) Series C, 3.45%, 4/01/25                         400         400
  NY State Medical Care (Pooled Equipment Loan
   Program II) Series A, 3.45%, 11/01/03                           280         280
  NY State Medical Care (Pooled Equity Loan Program I)
   3.45%, 11/01/15                                                 200         200
  Niagara County NY IDA Solid Waste Disposal, 1996 D
   (American Refueling Company) 3.65%, 11/15/26                    400         400
  Niagara Falls Toll Revenue Series A, 3.35%, 10/01/19             300         300
  St. Lawrence County NY IDA (Reynolds Metals)
   Series 1985, 3.70%, 12/01/07                                    200         200
  Suffolk County Water Authority BANS, 3.45%, 2/08/01              300         300
  Triborough Bridge and Tunnel Authority Special
   Obligation, 3.35%, 1/01/24                                      300         300
----------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                             5,070
----------------------------------------------------------------------------------

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1998
(IN THOUSANDS)


                                                             Principal      Value
                                                               Amount      (Note 2)
-----------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES - 53.37%
  Half Hollow Hills CSD, 3.90%, 6/25/99                        $  400     $   401
  Monroe County NY GO 1997, 3.70%, 9/10/98 (e)                    500         501
  Muni Assistance Corporation
   Series F, 3.70%, 8/12/98 (e)                                   500         500
  Muni Assistance Corporation, 3.50%, 9/08/98                     300         300
  Nassau County BANS Series A, 4.25%, 8/17/98                     500         500
  Monroe County NY GO Series A, 4.90%, 6/01/99                    300         303
  NY Dormitory Authority (Sloan Kettering Cancer Center)
   1989 B, TECP, 3.65%, 9/15/98 (e)                               400         400
  NY Dormitory Authority (Sloan Kettering Cancer Center)
   Series 1996, TECP, 3.60%, 8/11/98                              800         800
  NY Dormitory Authority (Columbia University),
   4.25%, 7/01/99                                                 250         251
  NY State Environmental Solid Waste Disposal,
   (GE Project) Series 1992A, 3.55%, 8/10/98 (e)                  300         300
  NY State Thruway Authority Series A, 4.40%, 3/01/99             500         502
  NY City GO TECP Series J, J-2, 3.50%, 8/20/98                   300         300
  NY State Power Authority TECP, 3.65%, 8/03/98                   500         500
  Puerto Rico GDB TECP, 3.50%, 8/19/98                            400         400
  Puerto Rico GDB TECP, 3.70%, 8/26/98                            400         400
  Sachem CSD (Holbrook) Series 1997-98 TANS,
   3.80%, 6/25/99                                                 300         301
  South Huntington NY UFSD, 3.90%, 6/30/99                        500         501
  Westchester County Health TECP, 3.50%, 11/12/98                 500         500
  Westchester County TANS, 3.59%, 12/29/98                        500         500
---------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                           8,160
---------------------------------------------------------------------------------
OTHER - 13.03%
  PNC NYCash, 3.32%, 8/03/98                                   $1,993     $ 1,993
---------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $15,223) (C)-99.56%                                15,223
---------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.44%                                          67
---------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                      $15,290
---------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
JULY 31, 1998

--------------------------------------------------------------------------------

Interest rates disclosed represent annualized yield to date of maturity, except for floating rate securities described in (b). (a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines that have been established by the Board of Trustees unless otherwise noted.
(b) Floating Rate Securities - The rates shown are the effective rates at July 31, 1998.
(c) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are approximately the same.
(d) These securities are deemed illiquid because they can not be resold within seven business days from July 31, 1998.
(e) These bonds have put features which provide the right to sell the bond at specific tender dates prior to final maturity. The put features shortens the effective maturity to the next tender date.

INVESTMENT ABBREVIATIONS

BANS - Bond Anticipation Notes
C.O.P. - Certificate Of Participation
CA  - California
CSD - Consolidated School District
DFA - Development Finance Authority
EDA - Environmental Development Authority
GDB - Government Development Bank
GO  - General Obligation
HDF - Housing Development Fund
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDB - Industrial Development Bond
IDRB - Industrial Development Revenue Bond
LGAC - Local Government Assistance Corporation
MFHB - Multi-Family Housing Bond
NY - New York
PCRB - Pollution Control Revenue Bond
PFA - Public Finance Authority
PSA - Public School Authority
R&D - Research and Development
TANS - Tax Anticipation Notes
TECP - Tax-Exempt Commercial Paper
TRANS - Tax and Revenue Anticipation Notes
UFSD - Unified Free School District
VEPCO - Virginia Electric Power Company
VHA - Veteran Housing Authority

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 1998
(IN THOUSANDS)


                                                                                California     New York
                                                     U.S.            Tax-          Tax-          Tax-
                                                  Government        Exempt        Exempt        Exempt
                                    Money            Money           Money         Money        Money
                                   Market           Market          Market        Market        Market
                                    Fund             Fund            Fund          Fund          Fund
---------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at amortized
   cost (Note 2)
   Investment securities        $  3,442,460     $  1,875,496     $  814,216    $  95,450     $  15,223
   Repurchase agreements             365,897        1,275,244              -            -             -
-------------------------------------------------------------------------------------------------------
     Total investments             3,808,357        3,150,740        814,216       95,450        15,223
  Receivables
   Dividends and interest             16,953           18,473          5,203          305            86
   Fund shares sold                      808              119            134           12             -
  Organizational costs,
   net (Note 2)                           11               46              1            5             2
  Other                                  348              497              -           92            10
-------------------------------------------------------------------------------------------------------
     Total assets                  3,826,477        3,169,875        819,554       95,864        15,321
-------------------------------------------------------------------------------------------------------

LIABILITIES
  Payables
   Investments purchased                   -                -          3,300            -             -
   Fund shares redeemed                    -                -            152            -             -
   Dividends                           8,072            6,625          1,027          104            19
  Accrued expenses and other
   liabilities                           700              873             18           62            12
-------------------------------------------------------------------------------------------------------
     Total liabilities                 8,772            7,498          4,497          166            31
-------------------------------------------------------------------------------------------------------
NET ASSETS                      $  3,817,705     $  3,162,377     $  815,057    $  95,698     $  15,290
-------------------------------------------------------------------------------------------------------
Net Asset Value per Share       $       1.00     $       1.00     $     1.00    $    1.00     $    1.00
Shares Outstanding                 3,817,735        3,162,377        815,060       95,698        15,290
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 1998
(IN THOUSANDS)


                                                                                California     New York
                                                      U.S.           Tax-          Tax-          Tax-
                                                   Government       Exempt        Exempt        Exempt
                                       Money          Money         Money          Money        Money
                                      Market         Market         Market        Market        Market
                                       Fund           Fund           Fund          Fund          Fund
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                         $ 185,696      $ 174,186       $ 28,575        $ 3,342       $ 445
-----------------------------------------------------------------------------------------------------
EXPENSES
  Distribution fee (Note 3)           12,419         11,802          2,598            319          63
  Management fee (Note 3)              5,852          5,608          1,675            213          28
  Transfer agent fee (Note 3)          5,486          4,437            499             76           4
  Registration expenses                1,896          1,536            442             65           9
  Custodian and accounting
   fees (Note 3)                         727            759            199             33           8
  Shareholder reports and
   postage expenses                      356            296             66              8           1
  Administrative service
   fees (Note 3)                         242            214             54              6           1
  Directors' fees and expenses            75             68             19              2           -
  Legal fees                              72             66             18              2           1
  Audit fees                              73             66             18              2           -
  Organizational expenses                 27            128             34              2           -
  Miscellaneous                           89             80             22              3           1
-----------------------------------------------------------------------------------------------------
   Total expenses                     27,314         25,060          5,644            731         116
-----------------------------------------------------------------------------------------------------
Deduct
  Waiver of distribution fee               -              -              -              -          15
-----------------------------------------------------------------------------------------------------
Net expenses                          27,314         25,060          5,644            731         101
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                158,382        149,126         22,931          2,611         344
-----------------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations        $ 158,382      $ 149,126       $ 22,931        $ 2,611       $ 344
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)


                                                                          U.S. Government
                                        Money Market Fund                Money Market Fund
                                 ------------------------------- ----------------------------------
                                    Year Ended      Year Ended       Year Ended        Year Ended
                                      7/31/98         7/31/97          7/31/98          7/31/97
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
OPERATIONS
  Net investment income           $     158,382    $    101,298    $    149,126      $    111,580
  Net realized gain (loss) on
   investments sold                           -             (30)              -                60
-----------------------------------------------------------------------------------------------------
   Increase in net assets
     resulting from
     operations                         158,382         101,268         149,126           111,640
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                (158,382)       (101,298)       (149,126)         (111,580)
  Net realized gain on
   investments                                -               -              (7)                -
-----------------------------------------------------------------------------------------------------
   Net decrease from
     distributions                     (158,382)       (101,298)       (149,133)         (111,580)
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  (AT $1.00 PER SHARE)
  Proceeds from sale of shares       16,482,466      11,609,162      13,879,934        11,304,514
  Reinvested distributions              156,446          96,439         148,626           108,221
  Shares redeemed                   (15,762,812)     (9,410,466)    (13,784,887)       (9,896,481)
-----------------------------------------------------------------------------------------------------
   Net change in net assets
     resulting from capital
     share transactions                 876,100       2,295,135         243,673         1,516,254
-----------------------------------------------------------------------------------------------------
Total increase in net assets            876,100       2,295,105         243,666         1,516,314
NET ASSETS
  Beginning of period                 2,941,605         646,500       2,918,711         1,402,397
-----------------------------------------------------------------------------------------------------
  End of period                   $   3,817,705    $  2,941,605    $  3,162,377      $  2,918,711
-----------------------------------------------------------------------------------------------------

* For the period from December 9, 1996 (commencement of operations) to July 31, 1997.


SEE NOTES TO FINANCIAL STATEMENTS.

           Tax-Exempt                   California Tax-Exempt           New York Tax-Exempt
        Money Market Fund                 Money Market Fund              Money Market Fund
-----------------------------------------------------------------------------------------------------
   Year Ended        Year Ended      Year Ended     Period Ended     Year Ended     Period Ended
    7/31/98           7/31/97          7/31/98        7/31/97*         7/31/98        7/31/97*
-----------------------------------------------------------------------------------------------------


$   22,931        $   17,851        $  2,611         $    1,480     $    344         $     138
         -                 -               -                  -            -                 -
-----------------------------------------------------------------------------------------------------

    22,931            17,851           2,611              1,480          344               138
-----------------------------------------------------------------------------------------------------
   (22,931)          (17,851)         (2,611)            (1,480)        (344)             (138)

         -                 -               -                  -            -                 -
-----------------------------------------------------------------------------------------------------

   (22,931)          (17,851)         (2,611)            (1,480)        (344)             (138)
-----------------------------------------------------------------------------------------------------


 3,375,194         2,957,235         412,868            336,910       68,863            40,518
    22,879            17,229           2,616              1,372          340               123
(3,326,630)       (2,521,741)       (409,218)          (248,850)     (65,984)          (28,570)
-----------------------------------------------------------------------------------------------------


    71,443           452,723           6,266             89,432        3,219            12,071
-----------------------------------------------------------------------------------------------------
    71,443           452,723           6,266             89,432        3,219            12,071
   743,614           290,891          89,432                  -       12,071                 -
-----------------------------------------------------------------------------------------------------
$  815,057        $  743,614        $ 95,698         $   89,432     $ 15,290         $  12,071
-----------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS


                                                            Money Market Fund
                            ---------------------------------------------------------------------------------
                                  Year            Year           Year           Year             Period
                                 Ended           Ended          Ended          Ended             Ended
                                7/31/98         7/31/97        7/31/96        7/31/95           7/31/94*
------------------------------------------- --------------- ------------- --------------- -------------------
PER SHARE OPERATING
  PERFORMANCE
NET ASSET VALUE, BEGINNING
  OF PERIOD                    $   1.000       $   1.000      $  1.000      $   1.000        $    1.000
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income            0.048           0.047**       0.050          0.050**           0.020
DISTRIBUTIONS
  Net investment income           (0.048)         (0.047)       (0.050)        (0.050)**         (0.020)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                       $   1.000       $   1.000      $  1.000      $   1.000        $    1.000
-----------------------------------------------------------------------------------------------------
Total Return                       4.95  %         4.77  %       4.91  %        4.97  %           1.83%(b)
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands)               $3,817,705      $2,941,605     $646,500      $ 422,657        $  192,260
Ratio of expenses to
  average net assets               0.84  %         0.86  %       0.82  %        0.82  %           0.89%(a)
Ratio of expenses to
  average net assets
  excluding waivers                0.84  %         0.86  %       0.82  %        0.82  %           0.93%(a)
Ratio of net investment
  income to average net
  assets                           4.84  %         4.67  %       4.77  %        4.96  %           2.96%(a)
------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Total Return for periods less than one year are not annualized.
* For the period from December 20, 1993 (commencement of operations) to July 31, 1994.
** Includes net realized capital gains (losses) which were less than $0.001 per share.


SEE NOTES TO FINANCIAL STATEMENTS.

                                      U.S. Government
                                     Money Market Fund
-------------------------------------------------------------------------------------------
      Year              Year              Year              Year               Period
     Ended             Ended             Ended             Ended               Ended
    7/31/98           7/31/97           7/31/96           7/31/95             7/31/94*
-------------------------------------------------------------------------------------------



   $    1.000       $    1.000        $    1.000        $    1.000         $    1.000


        0.048           0.046**           0.050             0.050**             0.020
      (0.048)**        (0.046)           (0.050)           (0.050)             (0.020)
--------------------------------------------------------------------------------------------

   $    1.000       $    1.000        $    1.000        $    1.000         $    1.000
--------------------------------------------------------------------------------------------
        4.92%           4.72  %           4.74  %           4.82  %             1.82%(b)
--------------------------------------------------------------------------------------------

   $3,162,377       $2,918,711        $1,402,397        $1,216,690         $  907,819

        0.81%           0.81  %           0.93  %           0.88  %             0.80%(a)


        0.81%           0.81  %           0.93  %           0.88  %             0.83%(a)


        4.80%           4.63  %           4.63  %           4.75  %             2.91%(a)
--------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                     Tax-Exempt
                                                                  Money Market Fund
                                 -----------------------------------------------------------------------------------
                                      Year            Year            Year            Year              Period
                                     Ended           Ended           Ended           Ended              Ended
                                    7/31/98         7/31/97         7/31/96         7/31/95            7/31/94*
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE
NET ASSET VALUE, BEGINNING OF
  PERIOD                           $  1.000        $  1.000        $  1.000        $  1.000         $    1.000
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income               0.029           0.029           0.030           0.030**            0.010
DISTRIBUTIONS
  Net investment income              (0.029)         (0.029)         (0.030)         (0.030)            (0.010)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                           $  1.000        $  1.000        $  1.000        $  1.000         $    1.000
---------------------------------------------------------------------------------------------------------------------
Total Return                          2.96  %         2.91  %         2.90  %         3.05  %            1.16%(b)
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands)                   $815,057        $743,614        $290,891        $266,895         $  195,702
Ratio of expenses to average
  net assets                          0.71  %         0.71  %         0.76  %         0.72  %            0.65%(a)
Ratio of expenses to average
  net assets excluding
  waivers                             0.71  %         0.71  %         0.76  %         0.74  %            0.74%(a)
Ratio of net investment
  income to average net
  assets                              2.91  %         2.88  %         2.85  %         3.01  %            1.87%(a)
---------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Total Return for periods less than one year are not annualized.
* For the period from December 20, 1993 (commencement of operations) to July 31, 1994.
** Includes net realized capital gains (losses) which were less than $0.001 per share.
*** For the period from December 9, 1996 (commencement of operations) to July 31, 1997.


SEE NOTES TO FINANCIAL STATEMENTS.

      California Tax-Exempt                  New York Tax-Exempt
        Money Market Fund                     Money Market Fund
-------------------------------------------------------------------------
    Year           Period                Year             Period
   Ended            Ended               Ended              Ended
  7/31/98          7/31/97***          7/31/98            7/31/97***
-------------------------------------------------------------------------



 $ 1.000         $    1.000           $  1.000          $    1.000


    0.027             0.017              0.027               0.018
   (0.027)           (0.017)            (0.027)             (0.018)
-------------------------------------------------------------------------

 $ 1.000         $    1.000           $  1.000          $    1.000
-------------------------------------------------------------------------
     2.74%            1.76  %(b)         2.76  %             1.77  %(b)
-------------------------------------------------------------------------
-------------------------------------------------------------------------

 $ 95,698        $   89,432           $ 15,290          $   12,071

     0.75%            0.75  %(a)         0.80  %             0.80  %(a)


     0.75%            0.75  %(a)         0.92  %             1.04  %(a)


     2.70%            2.70  %(a)         2.72  %             2.77  %(a)
-------------------------------------------------------------------------

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1998 (UNAUDITED)

NOTE 1: ORGANIZATION
Cash Resource Trust ("Trust") was organized on June 14, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of five separate diversified funds (hereinafter each individually referred to as a "Fund" or collectively as the "Funds") at July 31, 1998 as follows:
     Cash Resource Money Market Fund ("Money Market Fund")

     Cash Resource U.S. Government Money Market Fund ("U.S. Government Fund")

     Cash Resource Tax-Exempt Money Market Fund  ("Tax-Exempt Fund")

     Cash Resource California Tax-Exempt Money Market Fund ("California Tax-Exempt Fund")

     Cash Resource New York Tax-Exempt Money Market Fund
     ("New York Tax-Exempt Fund")


The investment objective of the Money Market Fund and the U.S. Government Fund is to seek current income consistent with preservation of capital and maintenance of liquidity. The investment objective of each of the other Funds is to seek current income exempt from federal income tax (and, in the case of the California Tax-Exempt Fund, California personal income tax, or, in the case of the New York Tax-Exempt Fund, New York State and City personal income taxes) consistent with preservation of capital and maintenance of liquidity.


The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the Fund in which shares are held.


NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(a) Valuation of Securities


Investments are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated.


(b) Repurchase Agreements


It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.


The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


(c) Security Transactions and Interest Income


Security transactions for the Funds are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(d) Expenses


Expenses arising in connection with a Fund are generally allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.


(e) Fund Share Valuation and Dividends to Shareholders


Fund shares are sold and redeemed on a continual basis at net asset value. The net asset value per share (NAV) of each Fund is determined daily as of 12:00 noon and as of the close of regular trading on the New York Stock Exchange. Each Fund determines its NAV by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day. Dividends for the immediately preceding month will be paid on the fifteenth day of each calendar month. Distributions from net realized capital gains, if any, are paid annually.


(f) Federal Income Taxes


No provision for federal income taxes has been made since it is each Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.


At July 31, 1998, Money Market Fund for federal tax purposes, had a capital loss carryforward of approximately $30,000. Pursuant to the Code, such capital loss carryforwards expire in 2006.


(g) Deferred Expenses


Costs incurred by the Trust in connection with its initial share registration and organization costs were deferred by the Funds and are being amortized on a straight-line basis over a five year period.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

NOTE 3: INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT MANAGEMENT AGREEMENT


Mentor Investment Advisors, LLC ("Mentor Advisors") the Funds' investment advisor provides investment advisory services to each of the Funds. Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a partially owned subsidiary of Wheat First Union ("Wheat"). EVEREN Capital Corporation ("EVEREN") owns 20% of the outstanding interest in Mentor.


Each Fund pays management fees to Mentor Advisors monthly at the following annual rates, expressed as a percentage of average daily net assets: 0.22% of the first $500 million of each Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.


Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. For the year ended July 31, 1998, Mentor Advisors earned the following advisory fees:


                                                         Management Fee
                                                             Earned
-------------------------------------------------------------------------
Money Market Fund                                           $ 5,851,896
U.S. Government Fund                                          5,608,046
Tax-Exempt Fund                                               1,674,645
California Tax-Exempt Fund                                      212,584
New York Tax-Exempt Fund                                         27,842
-------------------------------------------------------------------------

Effective April 1, 1998, Administrative personnel and services are provided by Mentor, under an Administration Agreement, at an annual rate of 0.02% of the average daily net assets of each Fund. For the year ended July 31, 1998, Mentor earned the following fees:

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


                                                       Administrative Fee
                                                              Earned
-------------------------------------------------------------------------
Money Market Fund                                           $ 242,526
U.S. Government Fund                                          213,936
Tax-Exempt Fund                                                53,894
California Tax-Exempt Fund                                      6,402
New York Tax-Exempt Fund                                        1,024
-------------------------------------------------------------------------

Prior to April 1, 1998, the Funds provided direct reimbursement to Mentor for certain accounting, legal and compliance administration, investor relation and operations related costs not covered under the Investment Management Agreement. For the year ended July 31, 1998, the Money Market Fund, U.S. Government Fund, Tax-Exempt Fund, California Tax-Exempt Fund and New York Tax-Exempt Fund paid $217,676, $214,342, $52,686, $6,479, $852, respectively to Mentor for these direct reimbursements.


DISTRIBUTION AGREEMENT

Under a Distribution Agreement, Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of BISYS Fund Services, Inc., acts as a Distributor for each Fund. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which they pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.38% of the Fund's average daily net assets for Money Market Fund, U.S. Government Fund and New York Tax-Exempt Fund and 0.33% of the Fund's average daily net assets for Tax-Exempt Fund and California Tax-Exempt Fund (the Plan provides for payments by the New York Tax-Exempt Fund at a rate of up to 0.50%, the Trustees have currently limited payments by this Fund to 0.38% of the Fund's average daily net assets).

In order to compensate selected financial institutions, such as investment dealers and banks through which shares of each Fund are sold ("Financial Institutions") for services provided in connection with sales of shares of each Fund and/or for administrative services and the maintenance of shareholder accounts, Mentor Distributors may make periodic payments (from any amounts received by it under the Plan or from its other resources) to qualifying Financial Institutions based on

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

the average net asset value of shares of a Fund which are attributable to shareholders for whom the Financial Institutions are designated as the Financial Institution of record. Mentor Distributors may make such payments at the annual rate of up to 0.40% of the average net asset value of such shares (0.38% in the case of New York Tax-Exempt and 0.33% in the case of Tax-Exempt and California Tax-Exempt Funds).


TRANSFER AGENT AGREEMENT

Under a Transfer Agency Agreement, Investors Fiduciary Trust Company ("IFTC") serves as Transfer Agent and Dividend Disbursing Agent for each Fund. IFTC in turn compensates Wheat and EVEREN (from IFTC's own assets) for related services provided by Wheat and EVEREN directly to their clients. For the year ended July 31, 1998, Wheat and EVEREN earned the following fees:



                                                   EVEREN           Wheat
-------------------------------------------------------------------------
Money Market Fund                              $ 3,593,218      $1,892,611
U.S. Government Fund                             2,905,991       1,530,637
Tax-Exempt Fund                                    326,664         172,060
California Tax-Exempt Fund                          49,990          26,330
New York Tax-Exempt Fund                             2,358           1,242
-------------------------------------------------------------------------

NOTE 4: CONCENTRATION OF CREDIT RISK

California Tax-Exempt Fund and New York Tax-Exempt Fund invest in obligations issued by the States of California and New York and by their political subdivisions and duly constituted authorities. The issuers' abilities to meet their obligations may be affected by economic and political developments in the States of California and New York. Certain debt obligations held by each of the Funds in the Trust are entitled to the benefits of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

CASH RESOURCE TRUST
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES
CASH RESOURCE TRUST

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments as of July 31, 1998, of the Cash Resource Trust
(CRT) Money Market Fund, CRT U.S. Government Money Market Fund, CRT Tax-Exempt Money Market Fund, CRT California Tax-Exempt Money Market Fund and CRT New York Tax-Exempt Money Market Fund, (portfolios of Cash Resource Trust), the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for CRT Money Market Fund, CRT U.S. Government Money Market Fund and CRT Tax-Exempt Money Market Fund for the four year period then ended and for the period from December 20, 1993 (commencement of operations) to July 31, 1994 and for CRT California Tax-Exempt Money Market Fund and CRT New York Tax-Exempt Money Market Fund for the year then ended and for the period from December 9, 1996 (commencement of operations) to July 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CRT Money Market Fund, CRT U.S. Government Money Market Fund, CRT Tax-Exempt Money Market Fund, CRT California Tax-Exempt Money Market Fund and CRT New York Tax-Exempt Money Market Fund as of July 31, 1998, the results of their operations, the changes in their net assets and financial highlights for each of the years or periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.

                               [COMPANY SIGNATURE]




Boston, Massachusetts
September 11, 1998

CASH RESOURCE TRUST
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

YEAR 2000 (UNAUDITED)

The Funds receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential year 2000 problem and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.


FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

100% of the dividends distributed by the CRT Tax-Exempt Money Market Fund, CRT California Tax-Exempt Money Market Fund and CRT New York Tax-Exempt Money Market Fund for the year ended July 31, 1998 are exempt from federal income tax, other than alternative minimum tax.


The CRT U.S. Government Money Market Fund designates $5,629 as 28% capital gain distributions for the fiscal year ended July 31, 1998.

CASH RESOURCE TRUST

SHAREHOLDER INFORMATION


TRUSTEES

Daniel J. Ludeman, TRUSTEE & CHAIRMAN

Arch T. Allen, III, TRUSTEE

Jerry R. Barrentine, TRUSTEE

Arnold H. Dreyfuss, TRUSTEE

Weston E. Edwards, TRUSTEE

Thomas F. Keller, TRUSTEE

Louis W. Moelchert, Jr., TRUSTEE

J. Garnett Nelson, TRUSTEE

Troy A. Peery, Jr., TRUSTEE

Peter J. Quinn, Jr., TRUSTEE



OFFICERS

Paul F. Costello, PRESIDENT
        Managing Director
        Mentor Investment Group, LLC


Terry L. Perkins, TREASURER
        Senior Vice President
        Mentor Investment Group, LLC


Geoffrey B. Sale, SECRETARY
        Associate Vice President
        Mentor Investment Group, LLC


Michael A. Wade, ASSISTANT TREASURER
        Vice President
        Mentor Investment Group, LLC



This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains facts concerning the objective, policies, management fees, and expenses of the Trust and further information.

                        [PICTURE OF BOARD OF DIRECTORS]

                 MENTOR INVESTMENT ADVISORS BOARD OF DIRECTORS from left, seated: Danny Ludeman, Paul Costello, Karen Wimbish, Peter Quinn
      standing: Ted Price, John Davenport, Preston Nuttall, Michael Jones

MENTOR FAMILY OF FUNDS

The Mentor family of funds is part of Mentor Investment Group, an asset management firm providing multiple investment styles and services to a broad range of investors. For more information regarding Mentor investments, please contact your consultant.

BALANCED
Mentor Balanced Portfolio
Mentor Income and Growth Portfolio

EQUITY-DOMESTIC
Mentor Capital Growth Portfolio
Mentor Growth Portfolio

EQUITY-INTERNATIONAL/GLOBAL
Mentor Perpetual Global Portfolio
Mentor Perpetual International Portfolio

FIXED INCOME
Mentor Fixed Income Portfolio
Mentor High Income Portfolio
Mentor Income Fund
Mentor Municipal Income Portfolio
Mentor Quality Income Portfolio
Mentor Short Duration Income Portfolio

TAX ADVANTAGED-VARIABLE ANNUITIES
Mentor VIP Capital Growth Portfolio
Mentor VIP Growth Portfolio
Mentor VIP International Portfolio

                         [MENTOR INVESTMENT GROUP LOGO]

                         [MENTOR INVESTMENT GROUP LOGO]
                              CASH RESOURCE TRUST
                              901 EAST BYRD STREET
                               RICHMOND, VA 23219
                                 (800) 382-0016

                                  MK1040 9/98